COMMITMENTS AND CONTINGENCIES. (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments - Capital and Operating Leases

Future minimum lease payments required by non-cancelable leases in effect at December 31, 2018 were as follows (in thousands):

Years Ended December 31,	Capital Leases	Operating Leases

2019	$45	$10,207
2020	45	8,423
2021	33	5,441
2022	—	5,233
2023	—	4,511
Thereafter	—	8,413

Total minimum payments	123	$42,228

Obligations due within one year	(45)

Long-term obligations under capital leases	$78